FAIR VALUE (Details 4) - USD ($)	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015	Feb. 28, 2014
Long-term investments [Line Items]
Variable-rate financial instruments	$ 229,456,397	$ 27,470,431
Fair value option investments	10,158,514	10,523,000	$ 9,282,000	$ 3,080,000
Available-for-sale investments	235,675,844	188,790,669	$ 55,252,420
Fair Value, Measurements, Recurring [Member]
Long-term investments [Line Items]
Variable-rate financial instruments	57,753,200
Fair value option investments	10,158,514	10,523,000
Available-for-sale investments	235,675,844	188,790,669
Total	303,587,558	199,313,669
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Market for Identical Assets (Level 1) [Member]
Long-term investments [Line Items]
Variable-rate financial instruments	0
Fair value option investments	0	0
Available-for-sale investments	0	0
Total	0	0
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Long-term investments [Line Items]
Variable-rate financial instruments	57,753,200
Fair value option investments	0	0
Available-for-sale investments	0	0
Total	57,753,200	0
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Long-term investments [Line Items]
Variable-rate financial instruments	0
Fair value option investments	10,158,514	10,523,000
Available-for-sale investments	235,675,844	188,790,669
Total	$ 245,834,358	$ 199,313,669